Shareholder Report, Holdings (Details)	Jul. 31, 2024
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | BlackRock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Information Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | BlackRock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | BlackRock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Information Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Integrity Dividend Summit Fund | Class A [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Integrity Dividend Summit Fund | Class A [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
Integrity Dividend Summit Fund | Class A [Member] | AT&T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.87%
Integrity Dividend Summit Fund | Class A [Member] | TransCanada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
Integrity Dividend Summit Fund | Class A [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Integrity Dividend Summit Fund | Class A [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Integrity Dividend Summit Fund | Class A [Member] | BCE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Integrity Dividend Summit Fund | Class A [Member] | Best Buy Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Integrity Dividend Summit Fund | Class A [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Integrity Dividend Summit Fund | Class A [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Integrity Dividend Summit Fund | Class A [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Integrity Dividend Summit Fund | Class A [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Integrity Dividend Summit Fund | Class A [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Integrity Dividend Summit Fund | Class A [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Integrity Dividend Summit Fund | Class A [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Integrity Dividend Summit Fund | Class A [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Integrity Dividend Summit Fund | Class A [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Integrity Dividend Summit Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Integrity Dividend Summit Fund | Class A [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Integrity Dividend Summit Fund | Class A [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Integrity Dividend Summit Fund | Class A [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Integrity Dividend Summit Fund | Class C [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Integrity Dividend Summit Fund | Class C [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
Integrity Dividend Summit Fund | Class C [Member] | AT&T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.87%
Integrity Dividend Summit Fund | Class C [Member] | TransCanada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
Integrity Dividend Summit Fund | Class C [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Integrity Dividend Summit Fund | Class C [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Integrity Dividend Summit Fund | Class C [Member] | BCE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Integrity Dividend Summit Fund | Class C [Member] | Best Buy Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Integrity Dividend Summit Fund | Class C [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Integrity Dividend Summit Fund | Class C [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Integrity Dividend Summit Fund | Class C [Member] | Information Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Integrity Dividend Summit Fund | Class C [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Integrity Dividend Summit Fund | Class C [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Integrity Dividend Summit Fund | Class C [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Integrity Dividend Summit Fund | Class C [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Integrity Dividend Summit Fund | Class C [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Integrity Dividend Summit Fund | Class C [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Integrity Dividend Summit Fund | Class C [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Integrity Dividend Summit Fund | Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Integrity Dividend Summit Fund | Class C [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Integrity Dividend Summit Fund | Class C [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Integrity Dividend Summit Fund | Class I [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Integrity Dividend Summit Fund | Class I [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
Integrity Dividend Summit Fund | Class I [Member] | AT&T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.87%
Integrity Dividend Summit Fund | Class I [Member] | TransCanada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
Integrity Dividend Summit Fund | Class I [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Integrity Dividend Summit Fund | Class I [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Integrity Dividend Summit Fund | Class I [Member] | BCE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Integrity Dividend Summit Fund | Class I [Member] | Best Buy Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Integrity Dividend Summit Fund | Class I [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Integrity Dividend Summit Fund | Class I [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Integrity Dividend Summit Fund | Class I [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Integrity Dividend Summit Fund | Class I [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Integrity Dividend Summit Fund | Class I [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Integrity Dividend Summit Fund | Class I [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Integrity Dividend Summit Fund | Class I [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Integrity Dividend Summit Fund | Class I [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Integrity Dividend Summit Fund | Class I [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Integrity Dividend Summit Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Integrity Dividend Summit Fund | Class I [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Integrity Dividend Summit Fund | Class I [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Integrity Dividend Summit Fund | Class I [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.46%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | KLA Tencor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Information Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.46%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | KLA Tencor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.46%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | KLA Tencor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Information Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.49%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.51%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.11%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.49%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.51%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.11%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Information Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.49%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.51%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.11%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Baker Hughes a GE Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Information Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Baker Hughes a GE Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Information Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Baker Hughes a GE Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Information Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Integrity Short Term Government Fund | Class A [Member] | Ginnie Mae II Pool, 6.500% 04/20/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Integrity Short Term Government Fund | Class A [Member] | Fannie Mae Pool, 5.500% 05/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Integrity Short Term Government Fund | Class A [Member] | Freddie Mac REMICS, Variable Rate 02/15/42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Integrity Short Term Government Fund | Class A [Member] | Fannie Mae Pool, 6.000% 01/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Integrity Short Term Government Fund | Class A [Member] | Freddie Mac Pool, 5.500% 01/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Integrity Short Term Government Fund | Class A [Member] | Fannie Mae Pool, 6.000% 01/01/43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Integrity Short Term Government Fund | Class A [Member] | Freddie Mac Pool, 6.000% 02/01/43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Integrity Short Term Government Fund | Class A [Member] | Freddie Mac Pool, 6.500% 10/01/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Integrity Short Term Government Fund | Class A [Member] | Ginnie Mae II Pool, 7.000% 02/20/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
Integrity Short Term Government Fund | Class A [Member] | Freddie Mac REMICS, Variable Rate 07/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
Integrity Short Term Government Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Integrity Short Term Government Fund | Class A [Member] | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Integrity Short Term Government Fund | Class A [Member] | U.S. Government Note/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Short Term Government Fund | Class I [Member] | Ginnie Mae II Pool, 6.500% 04/20/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Integrity Short Term Government Fund | Class I [Member] | Fannie Mae Pool, 5.500% 05/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Integrity Short Term Government Fund | Class I [Member] | Freddie Mac REMICS, Variable Rate 02/15/42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Integrity Short Term Government Fund | Class I [Member] | Fannie Mae Pool, 6.000% 01/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Integrity Short Term Government Fund | Class I [Member] | Freddie Mac Pool, 5.500% 01/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Integrity Short Term Government Fund | Class I [Member] | Fannie Mae Pool, 6.000% 01/01/43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Integrity Short Term Government Fund | Class I [Member] | Freddie Mac Pool, 6.000% 02/01/43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Integrity Short Term Government Fund | Class I [Member] | Freddie Mac Pool, 6.500% 10/01/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Integrity Short Term Government Fund | Class I [Member] | Ginnie Mae II Pool, 7.000% 02/20/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
Integrity Short Term Government Fund | Class I [Member] | Freddie Mac REMICS, Variable Rate 07/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
Integrity Short Term Government Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Integrity Short Term Government Fund | Class I [Member] | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Integrity Short Term Government Fund | Class I [Member] | U.S. Government Note/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%

[1]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[2]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[3]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.